UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

CIBC Atlas Disciplined Equity Fund

Institutional Class Shares - AWEIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Disciplined Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	$76	0.71%

How did the Fund perform in the last year?

The S&P 500 Index (USD) (TR) returned 21.45% over the one year period ended October 31, 2025.  The CIBC Atlas Disciplined Equity strategy returned 13.26% during the same period, underperforming the The S&P 500 Index (USD) (TR) benchmark.   Communication Services, Information Technology, Consumer Discretionary, Industrials and Utilities added to the fund’s returns while Healthcare, Real Estate, Energy, Financials, Consumer Staples and Materials detracted from returns.

While the Fund’s technology holdings did well on an absolute basis, the sector was the largest detractor from relative performance during the period.  This was largely due to the Fund’s exposure to software stocks. Software stocks underperformed the broader Information Technology sector on investor concern that some software products may become disintermediated by AI powered solutions.

The Fund’s positive contribution from Communication Services was a result of positive security selection in Media & Entertainment and the Telecommunication Services subgroups. An underweight position in Consumer Staples stocks was beneficial as this traditionally defensive sector underperformed the broad market.

On an individual stock basis, the largest contributions to attribution were Alphabet, TE Connectivity and Raytheon Technology. The largest detractors were Fiserv, UnitedHealth Group and an underweight position in Broadcom.

The Fund remains committed to investing in high quality companies with attractive growth characteristics and free cash flow yields.

How did the Fund perform during the last 10 years?

Total Return Based on $250,000 Investment

	CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Oct/15	$250,000	$250,000
Oct/16	$252,917	$261,273
Oct/17	$306,079	$323,018
Oct/18	$347,751	$346,747
Oct/19	$398,360	$396,423
Oct/20	$441,756	$434,918
Oct/21	$618,925	$621,558
Oct/22	$516,105	$530,742
Oct/23	$545,655	$584,574
Oct/24	$725,376	$806,812
Oct/25	$821,588	$979,893

The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-328-3863 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	13.26%	13.21%	12.63%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%

Other Information

On January 2, 2014, the Invesco Disciplined Equity Fund (the "Invesco Predecessor Fund") was reorganized into The Advisors' Inner Circle Fund AT Disciplined Equity Fund ("AT Disciplined Equity Fund"). Prior to September 21, 2009, the Fund operated as Atlantic Whitehall Equity Income Fund (the "Atlantic Whitehall Predecessor Fund", collectively the "Predecessor Funds") and the AT Disciplined Equity Fund assumed the historical performance of the Predecessor Funds. Information presented from September 2009 through January 2, 2014 is that of the Invesco Predecessor Fund. Inception date of the Atlantic Whitehall Predecessor Fund was December 1, 2005. Information presented prior to September 21, 2009 that of the Atlantic Whitehall Predecessor Fund. On June 25, 2018, the name of the AT Disciplined Equity Fund changed to CIBC Atlas Disciplined Equity Fund. See Note 1 in Notes to Financial Statements.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,773,767,588	64	$11,135,256	19%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 33.9%
Financials 13.0%
Health Care 12.2%
Communication Services 11.1%
Consumer Discretionary 11.0%
Industrials 6.1%
Energy 3.2%
Real Estate 2.4%
Consumer Staples 2.3%
Materials 2.2%
Utilities 1.5%
Short-Term Investment 1.2%

Value	Value
Short-Term Investment	1.2%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.3%
Real Estate	2.4%
Energy	3.2%
Industrials	6.1%
Consumer Discretionary	11.0%
Communication Services	11.1%
Health Care	12.2%
Financials	13.0%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	8.7%
NVIDIA	8.3%
Amazon.com	6.4%
Apple	5.7%
Alphabet, Cl A	4.2%
Visa, Cl A	2.9%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.5%
Broadcom	2.0%
JPMorgan Chase	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

CIBC Atlas Disciplined Equity Fund / Institutional Class Shares - AWEIX

Annual Shareholder Report: October 31, 2025

AWEIX-AR-2025

The Advisors' Inner Circle Fund

CIBC Atlas Mid Cap Equity Fund

Institutional Class Shares - AWMIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Mid Cap Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	$85	0.82%

How did the Fund perform in the last year?

The Russell Midcap Growth Index (USD) (TR) returned 19.59% for the one year period ended October 31, 2025. The CIBC Mid Cap Equity Fund returned 7.29% for the same period, underperforming the Russell Midcap Growth Index (USD) (TR) benchmark. Consumer Staples, Energy and Real Estate were positive contributors to performance while Information Technology, Financials and Communication Services were the largest detractors.

On an absolute basis, holdings of Howmet Aerospace, Amphenol, Alnylam Pharmaceuticals, Cencora and Zscaler were the largest positive contributors to returns during the period. Holdings that were the largest detractors to return on an absolute basis were Trade Desk, Chipotle Mexican Grill, Saia, Microchip and DraftKings.

The index’s strong performance was largely driven by a concentrated group of larger holdings. Over the past five years, the number of names in the Russell Midcap Growth Index (USD) (TR) has declined by 40%, increasing the impact of top contributors. Notably, the top 10 contributors, representing about 16.6% of the index weight, accounted for 85% of the index’s return—an unusually concentrated profile compared to prior years.

This concentration negatively affected the Fund’s relative performance, as not owning several top index names had an outsized impact. Although the Fund held some of the top contributors, its aggregate underweight to this group accounted for 11.4%, nearly all of the strategy’s relative underperformance. The negative impact was only partially offset by the ten worst-performing index stocks, which made up 5.3% of the index weight and contributed just +3.3% to performance.

Specifically, not owning Palantir Technologies, the best-performing and largest index weight, detracted 5.9% and represented 50% of the Fund’s relative underperformance. Our decision not to own several high-performing names was based on our disciplined approach to valuation; for instance, Palantir traded at an average P/E multiple of 190x before exiting the benchmark in June and is now the most expensive stock in the S&P 500.

Our disciplined investment approach was a headwind this period, as we had limited exposure to momentum factors and high-valuation stocks. We remain cautious about momentum’s long-term sustainability given elevated expectations, high multiples, and rapid price increases. We continue to invest in high-quality companies with above-average growth prospects, maintaining discipline on entry price. Historically, this approach has delivered competitive results over time.

How did the Fund perform during the last 10 years?

Total Return Based on $250,000 Investment

	CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Midcap Growth Index (USD) (TR)Footnote Reference*
Oct/15	$250,000	$250,000	$250,000
Oct/16	$245,646	$260,608	$251,007
Oct/17	$293,003	$323,100	$316,886
Oct/18	$305,579	$344,411	$336,341
Oct/19	$358,973	$390,871	$400,012
Oct/20	$382,581	$430,537	$484,562
Oct/21	$535,073	$619,540	$675,608
Oct/22	$419,877	$517,206	$480,088
Oct/23	$415,049	$560,548	$496,170
Oct/24	$543,073	$772,745	$688,040
Oct/25	$582,682	$933,572	$822,849

The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-328-3863 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	7.29%	8.78%	8.83%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell Midcap Growth Index (USD) (TR)Footnote Reference*	19.59%	11.17%	12.65%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$855,165,837	70	$6,584,774	24%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.6%
Short-Term Investment	0.8%
Utilities	1.7%
Communication Services	2.5%
Consumer Staples	3.0%
Energy	3.0%
Financials	8.2%
Health Care	14.4%
Consumer Discretionary	18.2%
Information Technology	23.1%
Industrials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	4.6%
Alnylam Pharmaceuticals	3.4%
Datadog, Cl A	3.0%
Cencora	2.9%
Ameriprise Financial	2.8%
Cloudflare, Cl A	2.7%
Amphenol, Cl A	2.7%
Veeva Systems, Cl A	2.6%
Royal Caribbean Cruises	2.5%
Ross Stores	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

CIBC Atlas Mid Cap Equity Fund / Institutional Class Shares - AWMIX

Annual Shareholder Report: October 31, 2025

AWMIX-AR-2025

The Advisors' Inner Circle Fund

CIBC Atlas Income Opportunities Fund

Institutional Class Shares - AWIIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Income Opportunities Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	$71	0.68%

How did the Fund perform in the last year?

The CIBC Atlas Income Opportunities Fund returned 8.30% over the one year period ended October 31, 2025. This compares to the 15.12% return of the Fund’s Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index benchmark. Equities outperformed cash and bonds. Within equities, the Communication Services, Information Technology and Energy sectors were the largest contribution to the Fund’s returns. The Consumer Staples, Industrials and Health Care sectors lagged the broad market.

On a relative basis in equities, the Energy sector was the only group that outperformed the benchmark and was led by the natural gas exploration and production company EQT Corp. Holdings in Cheniere Energy and Chevron were additive to relative performance. Industrials detracted from performance due to underperformance in Lockheed Martin, United Parcel Service and IDEX. Exposure to private credit asset managers Blue Owl Capital and Ares Management were a headwind within the Financials sector. Additionally, being underweight Nvidia resulted in underperformance in the Information Technology sector as artificial intelligence (AI) stocks outperformed the market during the year.

Fixed income performance was strong over the one-year period as inflation was contained while economic growth accelerated during the middle of 2025. The labor market experienced some moderation in employment growth which became a focus for the Federal Reserve over the past year. They responded by cutting their target rate by 100 basis points over the period which provided a tailwind for fixed income securities. The Funds relative overweight to corporate bonds versus the benchmark contributed positively to performance. Mortgage-backed securities delivered the strongest returns within fixed income sectors and the funds exposure added to the return.

How did the Fund perform during the last 10 years?

Total Return Based on $250,000 Investment

	CIBC Atlas Income Opportunities Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit IndexFootnote Reference*	Bloomberg U.S. Government/Credit Index (USD (TR)Footnote Reference*
Oct/15	$250,000	$250,000	$250,000	$250,000
Oct/16	$266,384	$261,273	$261,881	$262,088
Oct/17	$301,544	$323,018	$298,930	$264,845
Oct/18	$315,406	$346,747	$309,529	$258,734
Oct/19	$356,861	$396,423	$353,155	$291,355
Oct/20	$374,942	$434,918	$386,021	$311,985
Oct/21	$474,353	$621,558	$478,706	$310,489
Oct/22	$416,457	$530,742	$407,529	$260,685
Oct/23	$435,972	$584,574	$433,702	$262,613
Oct/24	$530,585	$806,812	$547,751	$289,479
Oct/25	$574,630	$979,893	$630,550	$306,130

The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-328-3863 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	8.30%	8.91%	8.68%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit IndexFootnote Reference*	15.12%	10.31%	9.69%
Bloomberg U.S. Government/Credit Index (USD (TR)Footnote Reference*	5.75%	-0.38%	2.05%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$642,859,608	99	$4,079,557	24%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.1%
Exchange-Traded Fund	2.1%
Consumer Staples	2.3%
Short-Term Investment	2.4%
Real Estate	2.4%
Materials	2.4%
Communication Services	2.9%
Utilities	2.9%
Energy	5.1%
Mortgage-Backed Security	6.3%
Health Care	6.4%
Consumer Discretionary	7.0%
Industrials	7.3%
U.S. Treasury Obligation	12.3%
Financials	17.3%
Information Technology	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.5%
Apple	3.9%
Broadcom	3.8%
U.S. Treasury Bonds, 4.13%, 8/15/2053	3.1%
U.S. Treasury Bonds, 3.88%, 5/15/2043	2.6%
U.S. Treasury Notes, 4.00%, 7/31/2029	2.5%
U.S. Treasury Bonds, 4.38%, 5/15/2041	2.3%
JPMorgan Chase	2.2%
Visa, Cl A	2.1%
Invesco Senior Loan ETF	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

CIBC Atlas Income Opportunities Fund / Institutional Class Shares - AWIIX

Annual Shareholder Report: October 31, 2025

AWIIX-AR-2025

The Advisors' Inner Circle Fund

CIBC Atlas All Cap Growth Fund

Institutional Class Shares - AWGIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas All Cap Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	$95	0.90%

How did the Fund perform in the last year?

The Russell 3000 Growth Index (USD) returned 29.59% over the one year period ended October 31, 2025. The CIBC Atlas All Cap Growth Fund returned 10.77% during the same period, underperforming the Russell 3000 Growth Index (USD) benchmark. The Information Technology, Financials, and Consumer Discretionary sectors contributed most negatively to the Fund’s relative return. Positive contribution from the Industrials and Consumer Staples sector holdings partially offset these negative contributions.

Positive contribution from the Industrials sector was driven entirely by stock selection, while negative contribution from Information Technology, Financials and Consumer Discretionary were also largely driven by stock selection. Information Technology was by far the largest negative contributor to relative performance among the sectors. As has been the case in recent years, the Fund’s relative performance was acutely hindered by underweight exposure to large-cap technology names. Nvidia Corp. (NVDA), though held in the strategy for the entirety of the year, was responsible for a large share of the Information Technology sector’s negative active return contribution. Other unowned stocks like Oracle (ORCL) and Palantir (PLTR) were also significant detractors from relative performance.

On an individual position basis, the most significant positive contributors to overall performance were aerospace engine component manufacturer Howmet Aerospace (HWM), up 107.1% during the year, semiconductor firm Amphenol (APH), up 109.6%, and aerospace engine manufacturer GE Aerospace (GE), up 82.5%. The worst performing holdings were aerospace engine lessor FTAI Aviation (FTAI), which was down -20.0% during the holding period, IC developer Marvell Technologies (MRVL), down 48.2% over the holding period, and digital marketing firm Zeta Global Holdings (ZETA), down 33.7% over the holding period.

We remain committed to our strategy of investing in high-quality, open-ended growth companies at reasonable valuations.

How did the Fund perform during the last 10 years?

Total Return Based on $250,000 Investment

	CIBC Atlas All Cap Growth Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 3000 Growth Index (USD)
Oct/15	$250,000	$250,000	$250,000
Oct/16	$242,204	$260,608	$255,195
Oct/17	$312,570	$323,100	$331,248
Oct/18	$358,366	$344,411	$365,030
Oct/19	$424,704	$390,871	$424,666
Oct/20	$521,144	$430,537	$544,424
Oct/21	$715,798	$619,540	$777,512
Oct/22	$529,609	$517,206	$585,674
Oct/23	$570,822	$560,548	$687,111
Oct/24	$847,602	$772,745	$985,467
Oct/25	$938,890	$933,572	$1,277,083

The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-328-3863 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	10.77%	12.49%	14.15%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 3000 Growth Index (USD)	29.59%	18.59%	17.71%

Other Information

On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the "All Cap Growth Predecessor Fund") was reorganized into The Advisors' Inner Circle Fund AT All Cap Growth Fund (the "AT All Cap Growth Fund"). Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. Inception date of the All Cap Growth Predecessor Fund was September 28, 2007. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund.

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund changed its fiscal year end to October 31.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$354,185,946	36	$2,676,419	70%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
29.7%
Industrials
29.0%
Communication Services
16.2%
Health Care
8.7%
Consumer Discretionary
7.5%
Financials
7.0%
Short-Term Investment
1.1%
Consumer Staples
1.1%

Value	Value
Consumer Staples	1.1%
Short-Term Investment	1.1%
Financials	7.0%
Consumer Discretionary	7.5%
Health Care	8.7%
Communication Services	16.2%
Industrials	29.0%
Information Technology	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	6.0%
Amazon.com	5.8%
Amphenol, Cl A	5.7%
Meta Platforms, Cl A	5.4%
General Electric	5.1%
Broadcom	4.7%
Microsoft	4.4%
Quanta Services	4.2%
Netflix	4.1%
Intuitive Surgical	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

CIBC Atlas All Cap Growth Fund / Institutional Class Shares - AWGIX

Annual Shareholder Report: October 31, 2025

AWGIX-AR-2025

The Advisors' Inner Circle Fund

CIBC Atlas Equity Income Fund

Institutional Class Shares - AWYIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Equity Income Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Equity Income Fund, Institutional Class Shares	$90	0.88%

How did the Fund perform in the last year?

The Russell 1000 Index (USD) (TR) returned 21.14% over the one year period ending October 31, 2025. The CIBC Atlas Equity Income Fund returned 4.68%, underperforming the Russell 1000 Index (USD) (TR) benchmark. The Fund’s positioning in the Information Technology, Real Estate and Financials sectors contributed most negatively to relative performance, while positioning in the Consumer Staples and Materials sectors contributed positively, somewhat offsetting the underperformance elsewhere.

Positive contributions from the Consumer Staples and Materials sectors were entirely driven by allocation effects, as the Fund did not hold any positions in these underperforming sectors.

The Information Technology sector was by far the largest negative contributor to relative performance among the sectors, driven by allocation and stock selection in roughly equal measure. As has been the case in recent years, the Fund’s relative performance was hindered by underweight exposure to large-cap technology names. Nvidia Corp., not held in the strategy, was responsible for a large share of the Information Technology sector’s negative contribution, but other unowned, non-dividend-paying stocks like Advanced Micro Devices (AMD) and Palantir (PLTR) were also significant detractors from relative performance.

On an individual position basis, the most significant positive contributors to relative return were healthcare distributor Cardinal Health (CAH), up 78.3% on the year, tech hardware giant International Business Machines (IBM), up 53.0% on the year, and Charles Schwab (SCHW), up 35.2% on the year. The most significant detractors from performance were aerospace engine lessor FTAI Aviation (FTAI), down -20.0% during the holding period, managed care provider Elevance Health (ELV), down -20.4%, and pipeline operator ONEOK (OKE), down -27.5%.

We remain committed to our strategy of investing in high-quality companies that are actively growing their dividend.

How did the Fund perform during the last 10 years?

Total Return Based on $250,000 Investment

	CIBC Atlas Equity Income Fund, Institutional Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*
Aug/15	$250,000	$250,000
Aug/16	$259,268	$279,233
Aug/17	$305,629	$324,353
Aug/18	$354,169	$388,633
Oct/18	$335,786	$362,503
Oct/19	$406,102	$413,805
Oct/20	$420,116	$458,768
Oct/21	$611,543	$658,386
Oct/22	$537,166	$550,554
Oct/23	$531,644	$602,768
Oct/24	$732,052	$832,235
Oct/25	$766,336	$1,008,135

The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-328-3863 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Equity Income Fund, Institutional Class Shares	4.68%	12.77%	11.55%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	17.05%	14.39%

Other Information

On February 12, 2018, the Geneva Advisors Equity Income Fund (the "Equity Income Predecessor Fund") was reorganized into The Advisors' Inner Circle Fund AT Equity Income Fund (the "AT Equity Income Fund"). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. Inception date of the Equity Income Predecessor Fund was April 30, 2010. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund.

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas Equity Income Fund changed its fiscal year end to October 31.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$356,776,267	45	$2,874,446	29%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 21.9%
Health Care 19.3%
Industrials 17.8%
Information Technology 16.9%
Real Estate 7.4%
Energy 6.7%
Utilities 5.6%
Consumer Discretionary 3.5%
Short-Term Investment 1.1%

Value	Value
Short-Term Investment	1.1%
Consumer Discretionary	3.5%
Utilities	5.6%
Energy	6.7%
Real Estate	7.4%
Information Technology	16.9%
Industrials	17.8%
Health Care	19.3%
Financials	21.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	6.2%
Enterprise Products Partners	4.6%
L3Harris Technologies	4.3%
Eli Lilly	4.2%
Abbott Laboratories	4.1%
JPMorgan Chase	4.0%
Apple	3.9%
Parker-Hannifin	3.1%
Blue Owl Capital, Cl A	3.1%
CME Group, Cl A	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

CIBC Atlas Equity Income Fund / Institutional Class Shares - AWYIX

Annual Shareholder Report: October 31, 2025

AWYIX-AR-2025

The Advisors' Inner Circle Fund

CIBC Atlas International Growth Fund

Institutional Class Shares - AWWIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas International Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas International Growth Fund, Institutional Class Shares	$103	0.92%

How did the Fund perform in the last year?

The CIBC International Growth Fund (AWWIX) achieved a return of 23.93% for the one year period ended October 31, 2025, closely matching the MSCI ACWI ex-USA Index (USD) (Gross), which returned 25.62%. Performance was driven by strong contributions from the Industrials, Materials, and Financials sectors, while Technology, Consumer Staples, and Health Care detracted from results. On a regional basis, Japan, Spain, and India were positive contributors, while the United Kingdom, South Korea, and Italy detracted from performance. The Fund’s top-performing stocks during the period included Heidelberg Materials, Kawasaki Heavy Industries, and Banco Santander, while Alcon AG, London Stock Exchange, and Symrise were among the largest detractors. Over the twelve months, new positions were established in Atlas Copco AB, Experian PLC, Hermes International, and Mizuho Financial, and notable exits included LVMH, Toyota, Vestas Wind Systems, and Julius Baer Group. The fiscal year was characterized by significant headline and geopolitical risks, with the Quality factor underperforming and Momentum and AI-related names experiencing significant gains. Despite a bias toward high-quality compounders, the Fund was pleased to deliver a return of over 23%.

How did the Fund perform since inception?

Total Return Based on $250,000 Investment

	CIBC Atlas International Growth Fund, Institutional Class Shares	MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*
May/19	$250,000	$250,000
Oct/19	$259,500	$269,804
Oct/20	$266,789	$263,909
Oct/21	$334,711	$343,675
Oct/22	$252,078	$259,990
Oct/23	$290,455	$292,912
Oct/24	$345,314	$366,092
Oct/25	$427,949	$459,892

Since its inception on May 31, 2019. The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-328-3863 for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
CIBC Atlas International Growth Fund, Institutional Class Shares	23.93%	9.91%	8.73%
MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*	25.62%	11.75%	9.95%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$836,934,147	50	$5,715,928	16%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	17.9%
Short-Term Investment	1.7%
Netherlands	2.9%
Singapore	3.1%
Canada	3.1%
Sweden	3.2%
Taiwan	3.9%
France	4.9%
Switzerland	5.4%
Spain	5.4%
Germany	7.3%
China	8.3%
Japan	13.4%
United Kingdom	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing ADR	3.9%
Banco Santander	3.8%
Tencent Holdings	3.4%
Kawasaki Heavy Industries	3.1%
DBS Group Holdings	3.1%
ASML Holding	2.9%
HDFC Bank ADR	2.9%
Lloyds Banking Group PLC	2.8%
Siemens	2.8%
Shell PLC	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

CIBC Atlas International Growth Fund / Institutional Class Shares - AWWIX

Annual Shareholder Report: October 31, 2025

AWWIX-AR-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$97,277	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	$100,000	None	None	None
(c)	Tax Fees	None	None	$10,000	None	None	None
(d)	All Other Fees	None	None	$2,000	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $112,000 and $0 for 2025 and 2024, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g) The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

CIBC Atlas Funds

Annual Financials and Other Information

OCTOBER 31, 2025

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

CIBC Atlas International Growth Fund

AWWIX

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments
CIBC Atlas Disciplined Equity Fund	1
CIBC Atlas Mid Cap Equity Fund	5
CIBC Atlas Income Opportunities Fund	9
CIBC Atlas All Cap Growth Fund	16
CIBC Atlas Equity Income Fund	19
CIBC Atlas International Growth Fund	22
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	38
Notes to Financial Statements	44
Report of Independent Registered Public Accounting Firm	73
Notice to Shareholders (Unaudited)	75
Other Information (Form N-CSR Items 8-11) (Unaudited)	77

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.9%	Shares	Value
COMMUNICATION SERVICES — 11.1%
Alphabet, Cl A	263,989	$74,231,067
Alphabet, Cl C	182,004	51,292,367
Meta Platforms, Cl A	67,204	43,571,713
T-Mobile US	57,232	12,021,582
Walt Disney	142,191	16,013,550
		197,130,279
CONSUMER DISCRETIONARY — 11.0%
Amazon.com *	468,223	114,349,421
Flutter Entertainment PLC *	55,068	12,808,266
Home Depot	40,297	15,296,338
McDonald's	70,262	20,968,289
O'Reilly Automotive *	113,670	10,734,995
TJX	154,695	21,678,957
		195,836,266
CONSUMER STAPLES — 2.3%
Mondelez International, Cl A	337,863	19,413,608
Monster Beverage *	311,311	20,804,914
		40,218,522
ENERGY — 3.2%
Cheniere Energy	66,913	14,185,556
Chesapeake Energy	133,920	13,835,275
Exxon Mobil	242,863	27,773,813
		55,794,644
FINANCIALS — 13.0%
BlackRock Funding	16,380	17,736,428
Blackstone, Cl A	197,398	28,946,442
CME Group, Cl A	70,814	18,800,409
Fidelity National Information Services	217,640	13,606,853
Intercontinental Exchange	161,168	23,577,267
JPMorgan Chase	108,764	33,838,656
PNC Financial Services Group	84,165	15,364,321
Progressive	53,511	11,023,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
OCTOBER 31, 2025

COMMON STOCK** (continued)	Shares	Value
FINANCIALS (continued)
S&P Global	33,527	$16,334,689
Visa, Cl A	151,024	51,459,918
		230,688,249
HEALTH CARE — 12.2%
Abbott Laboratories	116,444	14,394,807
AstraZeneca PLC ADR	405,457	33,409,657
Danaher	120,482	25,949,413
Dexcom *	262,763	15,298,062
Eli Lilly	16,121	13,910,166
IDEXX Laboratories *	19,115	12,033,084
IQVIA Holdings *	94,418	20,437,720
Stryker	38,856	13,842,062
Thermo Fisher Scientific	54,042	30,662,890
UnitedHealth Group	58,322	19,920,462
Zoetis, Cl A	112,694	16,238,079
		216,096,402
INDUSTRIALS — 6.1%
Automatic Data Processing	63,079	16,419,464
Eaton PLC	42,026	16,035,441
Otis Worldwide	195,840	18,166,118
RTX	177,272	31,643,052
Union Pacific	113,479	25,007,367
		107,271,442
INFORMATION TECHNOLOGY — 33.9%
Adobe *	37,629	12,805,525
Advanced Micro Devices *	41,726	10,686,863
Analog Devices	64,800	15,171,624
Apple	371,366	100,406,225
ASML Holding, Cl G	20,914	22,152,736
Broadcom	95,092	35,148,856
Intuit	15,666	10,457,838
Microsoft	299,329	154,995,550
NVIDIA	728,349	147,483,389

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
OCTOBER 31, 2025

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
QUALCOMM	110,321	$19,957,069
Roper Technologies	34,513	15,397,975
Salesforce	69,817	18,181,045
TE Connectivity PLC	109,875	27,140,224
Workday, Cl A *	49,679	11,918,986
		601,903,905
MATERIALS — 2.2%
Linde PLC	48,395	20,243,628
Martin Marietta Materials	31,185	19,119,524
		39,363,152
REAL ESTATE — 2.4%
American Tower, Cl A ‡	48,090	8,607,148
CoStar Group *	108,363	7,456,458
Prologis ‡	141,982	17,618,547
VICI Properties, Cl A ‡	307,594	9,224,744
		42,906,897
UTILITIES — 1.5%
NextEra Energy	333,191	27,121,747

TOTAL COMMON STOCK
(Cost $766,827,357)		1,754,331,505

SHORT-TERM INVESTMENT — 1.2%
First American Government Obligations Fund, Cl X, 4.030% (A)	20,661,964	20,661,964
TOTAL SHORT-TERM INVESTMENT
(Cost $20,661,964)		20,661,964

TOTAL INVESTMENTS — 100.1%
(Cost $787,489,321)		$1,774,993,469

Percentages are based on Net Assets of $1,773,767,588.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
OCTOBER 31, 2025

(A)	The rate reported is the 7-day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%	Shares	Value
COMMUNICATION SERVICES — 2.5%
Live Nation Entertainment *	73,091	$10,929,297
Pinterest, Cl A *	205,141	6,790,167
ROBLOX, Cl A *	35,103	3,991,913
		21,711,377
CONSUMER DISCRETIONARY — 18.2%
AutoZone *	5,523	20,293,877
Chipotle Mexican Grill, Cl A *	195,896	6,207,944
Deckers Outdoor *	42,101	3,431,232
Domino's Pizza	22,189	8,841,429
DraftKings, Cl A *	493,388	15,092,739
Marriott International, Cl A	67,633	17,623,807
Planet Fitness, Cl A *	79,877	7,244,045
Ross Stores	136,479	21,689,243
Royal Caribbean Cruises	75,675	21,705,860
Tractor Supply	274,577	14,857,361
Ulta Beauty *	16,695	8,679,397
Valvoline *	212,745	7,022,712
Wingstop	12,649	2,740,153
		155,429,799
CONSUMER STAPLES — 3.0%
Monster Beverage *	214,706	14,348,802
US Foods Holding *	153,219	11,126,764
		25,475,566
ENERGY — 3.0%
Cheniere Energy	85,064	18,033,568
Diamondback Energy	53,069	7,598,950
		25,632,518
FINANCIALS — 8.2%
Ameriprise Financial	52,126	23,601,089
Ares Management, Cl A	52,877	7,863,339
Arthur J Gallagher	35,073	8,750,363
Corpay *	42,052	10,948,238

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
OCTOBER 31, 2025

COMMON STOCK (continued)	Shares	Value
FINANCIALS (continued)
MSCI, Cl A	11,712	$6,893,097
Tradeweb Markets, Cl A	111,097	11,708,513
		69,764,639
HEALTH CARE — 14.4%
Alnylam Pharmaceuticals *	62,822	28,649,345
Cencora	72,305	24,425,352
Dexcom *	174,741	10,173,421
GE HealthCare Technologies	34,512	2,586,674
HealthEquity *	33,143	3,134,665
IDEXX Laboratories *	22,345	14,066,401
Natera *	51,429	10,230,771
Revvity	81,768	7,652,667
Veeva Systems, Cl A *	76,213	22,193,226
		123,112,522
INDUSTRIALS — 24.6%
AMETEK	66,385	13,417,072
Axon Enterprise *	18,605	13,623,139
Cintas	43,834	8,033,457
Copart *	219,632	9,446,372
Curtiss-Wright	21,165	12,608,626
EMCOR Group	17,618	11,905,892
Howmet Aerospace	191,245	39,386,908
Hubbell, Cl B	30,389	14,282,830
IDEX	41,995	7,200,463
Oshkosh	48,009	5,919,030
Pentair PLC	51,966	5,526,584
Regal Rexnord	46,688	6,577,872
Saia *	18,933	5,537,903
TransUnion	106,502	8,645,832
Vertiv Holdings, Cl A	107,092	20,653,763
Waste Connections	75,609	12,678,117
WESCO International	32,091	8,328,577

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
OCTOBER 31, 2025

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
Zurn Elkay Water Solutions	145,407	$6,850,124
		210,622,561
INFORMATION TECHNOLOGY — 23.1%
Amphenol, Cl A	164,301	22,893,701
Cadence Design Systems *	30,780	10,424,878
Cloudflare, Cl A *	92,772	23,499,148
CyberArk Software *	29,701	15,467,687
Datadog, Cl A *	157,279	25,606,594
Entegris	104,795	9,596,078
HubSpot *	34,317	16,881,219
Keysight Technologies *	45,435	8,312,788
Marvell Technology	85,691	8,032,674
Monday.com *	56,473	11,590,518
Monolithic Power Systems	17,756	17,844,780
Procore Technologies *	67,395	4,975,099
Roper Technologies	16,304	7,274,030
Zscaler *	46,135	15,277,144
		197,676,338
REAL ESTATE — 0.6%
CoStar Group *	74,170	5,103,638

UTILITIES — 1.7%
NRG Energy	84,371	14,500,000

TOTAL COMMON STOCK
(Cost $537,643,947)		849,028,958

SHORT-TERM INVESTMENT — 0.8%
First American Government Obligations Fund, Cl X, 4.030% (A)	7,182,242	7,182,242
TOTAL SHORT-TERM INVESTMENT
(Cost $7,182,242)		7,182,242

TOTAL INVESTMENTS — 100.1%
(Cost $544,826,189)		$856,211,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
OCTOBER 31, 2025

Percentages are based on Net Assets of $855,165,837.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2025.

Cl — Class

PLC — Public Limited Company

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 59.0%	Shares	Value
COMMUNICATION SERVICES — 1.8%
Alphabet, Cl A (A)	8,400	$2,361,996
Meta Platforms, Cl A (A)	3,900	2,528,565
Netflix * (A)	3,100	3,468,466
T-Mobile US	14,500	3,045,725
		11,404,752
CONSUMER DISCRETIONARY — 4.4%
Amazon.com * (A)	41,100	10,037,442
Home Depot	17,300	6,566,907
McDonald's	12,200	3,640,846
Service Corp International	97,953	8,180,055
		28,425,250
CONSUMER STAPLES — 1.5%
Procter & Gamble	63,000	9,473,310

ENERGY — 2.5%
Cheniere Energy (A)	28,829	6,111,748
Chevron	30,933	4,878,753
EQT (A)	92,000	4,929,360
		15,919,861
FINANCIALS — 11.4%
Ares Capital	318,623	6,483,978
Ares Management, Cl A	53,400	7,941,114
Blue Owl Capital, Cl A	526,400	8,301,328
CME Group, Cl A	14,972	3,974,916
Fidelity National Information Services	64,500	4,032,540
HA Sustainable Infrastructure Capital	256,594	7,110,220
JPMorgan Chase	46,200	14,373,744
S&P Global	15,575	7,588,296
Visa, Cl A	40,400	13,765,896
		73,572,032
HEALTH CARE — 5.7%
Abbott Laboratories	63,720	7,877,066
Johnson & Johnson	33,380	6,304,481
Novartis ADR	37,912	4,693,127
Thermo Fisher Scientific	20,300	11,518,017
UnitedHealth Group	20,120	6,872,187
		37,264,878

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
OCTOBER 31, 2025

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS — 6.1%
Automatic Data Processing	18,084	$4,707,265
IDEX	25,331	4,343,253
Lockheed Martin	15,374	7,562,163
Republic Services, Cl A	42,800	8,912,672
Rollins	73,250	4,219,933
Union Pacific	42,000	9,255,540
		39,000,826
INFORMATION TECHNOLOGY — 19.0%
Apple	92,100	24,901,077
ASML Holding, Cl G	6,600	6,990,918
Broadcom	65,500	24,210,765
Cisco Systems	47,759	3,491,660
Intuit	9,700	6,475,235
Microsoft	68,600	35,521,766
QUALCOMM (A)	57,800	10,456,020
Taiwan Semiconductor Manufacturing ADR	20,300	6,098,729
Workday, Cl A * (A)	14,700	3,526,824
		121,672,994
MATERIALS — 2.4%
Linde PLC	21,000	8,784,300
Martin Marietta Materials	5,450	3,341,395
Sherwin-Williams	10,631	3,667,057
		15,792,752
REAL ESTATE — 1.8%
Invitation Homes ‡	177,636	5,000,453
Prologis ‡	27,583	3,422,775
VICI Properties, Cl A ‡	107,859	3,234,691
		11,657,919
UTILITIES — 2.4%
Brookfield Infrastructure	167,581	7,593,095
NextEra Energy	93,671	7,624,820
		15,217,915
TOTAL COMMON STOCK
(Cost $198,796,990)		379,402,489

CORPORATE OBLIGATIONS — 17.2%	Face Amount
COMMUNICATION SERVICES — 1.1%
T-Mobile USA
3.500%, 04/15/31	$5,000,000	4,754,324

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
OCTOBER 31, 2025

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
COMMUNICATION SERVICES (continued)
Verizon Communications
2.355%, 03/15/32	$2,441,000	$2,134,423
		6,888,747
CONSUMER DISCRETIONARY — 2.6%
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,177,188
5.875%, 11/07/29	2,000,000	2,041,334
General Motors
6.800%, 10/01/27	3,500,000	3,648,048
Meritage Homes
3.875%, 04/15/29(B)	7,000,000	6,846,491
		16,713,061
CONSUMER STAPLES — 0.8%
JBS USA Holding Lux SARL
5.500%, 01/15/36(B)	5,000,000	5,066,600

ENERGY — 2.6%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	5,001,686
DCP Midstream Operating
6.750%, 09/15/37(B)	1,500,000	1,624,684
Energy Transfer
5.550%, 05/15/34	2,952,000	3,030,455
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,623,895
ONEOK
6.625%, 09/01/53	5,000,000	5,261,541
		16,542,261
FINANCIALS — 5.6%
Ally Financial
2.200%, 11/02/28	6,000,000	5,602,761
Ares Capital
5.875%, 03/01/29	6,000,000	6,142,148
Bank of America
6.300%, TSFR3M + 4.815%(C)(D)	5,000,000	5,015,110
Citigroup
6.250%, TSFR3M + 4.779%(C)(D)	3,000,000	3,024,927
3.875%, H15T5Y + 3.417%(C)(D)	6,500,000	6,457,743
Goldman Sachs Group MTN
5.871%, TSFR3M + 2.012%, 10/28/27(C)	3,000,000	3,036,450

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
OCTOBER 31, 2025

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS (continued)
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34(C)	$4,000,000	$4,128,306
OneMain Finance
3.500%, 01/15/27	3,000,000	2,951,396
		36,358,841
HEALTH CARE — 0.7%
AbbVie
4.250%, 11/21/49	3,500,000	2,946,100
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/29	1,000,000	1,006,190
		3,952,290
INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,931,144
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,462,445
Quanta Services
2.900%, 10/01/30	3,750,000	3,507,105
		7,900,694
INFORMATION TECHNOLOGY — 1.5%
Apple
3.850%, 08/04/46	3,000,000	2,465,399
Broadcom
3.469%, 04/15/34	2,500,000	2,289,904
Oracle
6.150%, 11/09/29	3,000,000	3,179,040
5.550%, 02/06/53	2,000,000	1,796,585
		9,730,928
REAL ESTATE — 0.6%
VICI Properties
5.125%, 05/15/32‡	4,000,000	4,032,147

UTILITIES — 0.5%
Duke Energy
6.450%, H15T5Y + 2.588%, 09/01/54(C)	3,000,000	3,171,822

TOTAL CORPORATE OBLIGATIONS
(Cost $112,610,764)		110,357,391

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
OCTOBER 31, 2025

U.S. TREASURY OBLIGATIONS — 12.3%	Face Amount	Value
U.S. Treasury Bonds
4.375%, 05/15/41	$15,000,000	$14,816,016
4.125%, 08/15/53	21,500,000	19,618,750
3.875%, 05/15/43	18,500,000	16,898,594
		51,333,360
U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	11,820,780	11,643,177

U.S. Treasury Notes
4.000%, 07/31/29	16,000,000	16,192,500

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $78,154,649)		79,169,037

MORTGAGE-BACKED SECURITIES — 6.3%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.3%
FHLMC
6.000%, 09/01/53	9,886,430	10,145,332
5.000%, 03/01/38	5,969,922	6,035,965
1.500%, 06/01/31	4,170,849	3,931,530
FNMA
6.000%, 01/01/53	3,737,845	3,842,712
6.000%, 07/01/53	6,033,856	6,240,736
4.500%, 07/01/52	10,450,788	10,259,533

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $40,059,052)		40,455,808

EXCHANGE-TRADED FUND — 2.1%	Shares
DOMESTIC FIXED INCOME — 2.1%
Invesco Senior Loan ETF	657,000	13,731,300

TOTAL EXCHANGE-TRADED FUND
(Cost $13,803,663)		13,731,300

PREFERRED STOCK — 0.3%
FINANCIALS — 0.3%
Wells Fargo, 7.500% (D)	1,700	2,103,325

TOTAL PREFERRED STOCK
(Cost $2,066,538)		2,103,325

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
OCTOBER 31, 2025

SHORT-TERM INVESTMENT — 2.4%	Shares	Value
First American Government Obligations Fund, Cl X, 4.030% (E)	15,372,290	$15,372,290
TOTAL SHORT-TERM INVESTMENT
(Cost $15,372,290)		15,372,290

TOTAL INVESTMENTS — 99.6%
(Cost $460,863,946)		$640,591,640

WRITTEN OPTIONS — (0.1%)		Value
TOTAL WRITTEN OPTIONS — (0.1%)
(Premiums Received $365,243)		$(339,128)

A list of the exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

			Exercise	Expiration
Description	Contracts	Notional Amount	Price	Date	Value
WRITTEN OPTIONS — (0.1%)
Call Options
Alphabet*	(84)	$(23,620)	$280	11/21/25	$(82,572)
Amazon.com*	(411)	(100,374)	260	11/21/25	(98,229)
EQT*	(920)	(49,294)	60	12/19/25	(97,520)
Netflix*	(31)	(34,685)	1,240	12/19/25	(47,430)
Workday*	(147)	(35,268)	270	11/21/25	(13,377)
Total Written Options		$(243,241)			$(339,128)

Percentages are based on Net Assets of $642,859,608.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Security, or portion thereof, has been pledged as collateral on written equity options.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2025 was $13,537,775 which represents 2.1% of Net Assets.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

(E)	The rate reported is the 7-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
OCTOBER 31, 2025

ADR — American Depositary Receipt

Cl — Class

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

MTN — Medium Term Note

PLC — Public Limited Company

SOFRRATE— Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$379,402,489	$—	$—	$379,402,489
Corporate Obligations	—	110,357,391	—	110,357,391
U.S. Treasury Obligations	—	79,169,037	—	79,169,037
Mortgage-Backed Securities	—	40,455,808	—	40,455,808
Exchange-Traded Fund	13,731,300	—	—	13,731,300
Preferred Stock	2,103,325	—	—	2,103,325
Short-Term Investment	15,372,290	—	—	15,372,290
Total Investments in Securities	$410,609,404	$229,982,236	$—	$640,591,640

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(339,128)	$—	$—	$(339,128)
Total Other Financial Instruments	$(339,128)	$—	$—	$(339,128)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.2%	Shares	Value
COMMUNICATION SERVICES — 16.2%
Alphabet, Cl A	24,512	$6,892,529
Live Nation Entertainment *	22,021	3,292,800
Meta Platforms, Cl A	29,767	19,299,435
Netflix *	12,999	14,544,061
Sea ADR *	43,979	6,871,719
Spotify Technology *	9,800	6,422,136
		57,322,680
CONSUMER DISCRETIONARY — 7.5%
Amazon.com *	83,560	20,407,023
MercadoLibre *	2,581	6,006,658
		26,413,681
CONSUMER STAPLES — 1.1%
Celsius Holdings *	61,620	3,711,372

FINANCIALS — 7.0%
Mastercard, Cl A	18,759	10,354,780
S&P Global	21,076	10,268,438
StepStone Group, Cl A	66,788	4,066,054
		24,689,272
HEALTH CARE — 8.7%
Boston Scientific *	86,930	8,755,590
Eli Lilly	10,122	8,733,869
Intuitive Surgical *	25,147	13,435,539
		30,924,998
INDUSTRIALS — 29.0%
AeroVironment *	31,745	11,742,793
Axon Enterprise *	9,058	6,632,539
Boeing *	14,542	2,923,233
Cintas	37,015	6,783,739
GE Vernova	22,784	13,331,830
General Electric	58,857	18,183,870
Howmet Aerospace	103,783	21,374,109

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
OCTOBER 31, 2025

COMMON STOCK** (continued)	Shares	Value
INDUSTRIALS (continued)
Quanta Services	32,871	$14,763,352
TransDigm Group	5,454	7,136,614
		102,872,079
INFORMATION TECHNOLOGY — 29.7%
Amphenol, Cl A	144,113	20,080,706
Broadcom	44,656	16,506,197
Cloudflare, Cl A *	19,007	4,814,473
CyberArk Software *	8,660	4,509,955
Guidewire Software *	13,967	3,263,250
Microsoft	30,045	15,557,601
NVIDIA	29,239	5,920,605
Palo Alto Networks *	47,083	10,369,560
ServiceNow *	6,961	6,399,108
Shopify, Cl A *	56,872	9,887,766
Snowflake, Cl A *	28,731	7,897,577
		105,206,798
TOTAL COMMON STOCK
(Cost $207,181,523)		351,140,880

SHORT-TERM INVESTMENT — 1.1%
First American Government Obligations Fund, Cl X, 4.030% (A)	3,964,081	3,964,081

TOTAL SHORT-TERM INVESTMENT
(Cost $3,964,081)		3,964,081

TOTAL INVESTMENTS — 100.3%
(Cost $211,145,604)		$355,104,961

Percentages are based on Net Assets of $354,185,946.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

(A)	The rate reported is the 7-day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
OCTOBER 31, 2025

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%	Shares	Value
CONSUMER DISCRETIONARY — 3.5%
Dick's Sporting Goods	29,607	$6,556,470
TJX	42,298	5,927,642
		12,484,112
ENERGY — 6.7%
Enterprise Products Partners	536,836	16,529,181
ONEOK	71,585	4,796,195
Targa Resources	15,710	2,419,968
		23,745,344
FINANCIALS — 21.9%
Ares Management, Cl A	17,539	2,608,224
Arthur J Gallagher	10,869	2,711,707
Blackstone, Cl A	62,556	9,173,212
Blue Owl Capital, Cl A	692,293	10,917,460
Brookfield	224,919	10,357,520
Brookfield Asset Management, Cl A	36,719	1,985,029
Charles Schwab	110,990	10,490,775
CME Group, Cl A	39,916	10,597,299
Goldman Sachs Group	6,494	5,126,169
JPMorgan Chase	45,558	14,174,005
		78,141,400
HEALTH CARE — 19.3%
Abbott Laboratories	118,419	14,638,957
AbbVie	48,181	10,505,385
AstraZeneca PLC ADR	126,462	10,420,468
Cardinal Health	34,084	6,502,205
Elevance Health	24,065	7,633,418
Eli Lilly	17,310	14,936,107
Stryker	11,710	4,171,570
		68,808,110
INDUSTRIALS — 17.8%
Broadridge Financial Solutions	32,475	7,157,490
L3Harris Technologies	53,016	15,326,926

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
OCTOBER 31, 2025

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
Parker-Hannifin	14,313	$11,061,516
Rollins	130,526	7,519,603
RTX	32,613	5,821,421
TransDigm Group	7,446	9,743,165
United Parcel Service, Cl B	33,682	3,247,618
Waste Management	18,434	3,682,560
		63,560,299
INFORMATION TECHNOLOGY — 16.9%
Apple	51,590	13,948,388
Broadcom	17,845	6,596,047
International Business Machines	29,348	9,021,869
Microchip Technology	103,916	6,486,437
Microsoft	42,624	22,071,133
Texas Instruments	12,980	2,095,751
		60,219,625
REAL ESTATE — 7.4%
American Tower, Cl A ‡	35,574	6,367,035
Equinix ‡	5,877	4,972,001
Iron Mountain ‡	53,397	5,497,221
Prologis ‡	42,280	5,246,525
VICI Properties, Cl A ‡	143,578	4,305,904
		26,388,686
UTILITIES — 5.6%
Brookfield Infrastructure Partners	103,201	3,526,378
Brookfield Renewable Partners	213,384	6,516,747
NextEra Energy	123,149	10,024,329
		20,067,454
TOTAL COMMON STOCK
(Cost $214,996,427)		353,415,030

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
OCTOBER 31, 2025

SHORT-TERM INVESTMENT — 1.1%	Shares	Value
First American Government Obligations Fund, Cl X, 4.030% (A)	3,966,172	$3,966,172
TOTAL SHORT-TERM INVESTMENT
(Cost $3,966,172)		3,966,172

TOTAL INVESTMENTS — 100.2%
(Cost $218,962,599)		$357,381,202

Percentages are based on Net Assets of $356,776,267.

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%	Shares	Value
Australia — 1.9%
MATERIALS — 1.9%
BHP Group	559,147	$15,940,297

Brazil — 1.8%
CONSUMER DISCRETIONARY — 1.8%
MercadoLibre *	6,446	15,001,518

Canada — 3.1%
FINANCIALS — 2.2%
Brookfield	400,567	18,446,111

INDUSTRIALS — 0.9%
Canadian National Railway	82,765	7,937,991
		26,384,102
China — 8.3%
COMMUNICATION SERVICES — 3.4%
Tencent Holdings	349,000	28,348,489

CONSUMER DISCRETIONARY — 4.9%
Alibaba Group Holding	727,000	15,469,651
Alibaba Group Holding ADR	35,479	6,046,686
Trip.com Group	281,000	19,774,371
		41,290,708
		69,639,197
Denmark — 0.7%
HEALTH CARE — 0.7%
Novo Nordisk, Cl B	114,089	5,616,797

France — 4.9%
CONSUMER DISCRETIONARY — 1.2%
Hermes International SCA	3,962	9,803,770

INDUSTRIALS — 2.2%
Airbus	74,182	18,291,059

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
OCTOBER 31, 2025

COMMON STOCK (continued)	Shares	Value
France (continued)
MATERIALS — 1.5%
Air Liquide	66,839	$12,935,888
		41,030,717
Germany — 7.3%
INDUSTRIALS — 2.8%
Siemens	81,547	23,110,096

INFORMATION TECHNOLOGY — 1.9%
SAP	61,719	16,051,343

MATERIALS — 2.6%
Heidelberg Materials	57,299	13,442,495
Symrise, Cl A	102,443	8,471,897
		21,914,392
		61,075,831
Hong Kong — 2.2%
FINANCIALS — 2.2%
AIA Group	1,937,000	18,848,437

India — 2.8%
FINANCIALS — 2.8%
HDFC Bank ADR	659,165	23,874,956

Ireland — 2.3%
CONSUMER STAPLES — 1.2%
Kerry Group PLC, Cl A	103,831	9,471,708

HEALTH CARE — 1.1%
ICON PLC *	54,782	9,412,643
		18,884,351
Israel — 2.2%
INFORMATION TECHNOLOGY — 2.2%
Check Point Software Technologies *	94,842	18,558,683

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
OCTOBER 31, 2025

COMMON STOCK (continued)	Shares	Value
Italy — 1.5%
CONSUMER DISCRETIONARY — 1.5%
Ferrari	31,213	$12,499,522

Japan — 13.4%
CONSUMER DISCRETIONARY — 4.3%
Sony Group	627,000	17,461,691
Suzuki Motor	1,250,000	18,661,088
		36,122,779
FINANCIALS — 3.9%
Mizuho Financial Group	579,000	19,393,883
Tokio Marine Holdings	360,000	13,425,551
		32,819,434
INDUSTRIALS — 5.2%
FANUC	528,000	17,620,124
Kawasaki Heavy Industries	323,000	25,864,761
		43,484,885
		112,427,098
Mexico — 1.6%
CONSUMER STAPLES — 1.6%
Fomento Economico Mexicano ADR	138,292	13,049,233

Netherlands — 2.9%
INFORMATION TECHNOLOGY — 2.9%
ASML Holding	22,928	24,241,887

Norway — 0.9%
ENERGY — 0.9%
Equinor	312,494	7,484,640

Singapore — 3.1%
FINANCIALS — 3.1%
DBS Group Holdings	618,000	25,586,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND OCTOBER 31, 2025

COMMON STOCK (continued)	Shares	Value
Spain — 5.4%
CONSUMER DISCRETIONARY — 1.6%
Amadeus IT Group	175,598	$13,422,774

FINANCIALS — 3.8%
Banco Santander	3,114,950	31,741,788
		45,164,562
Sweden — 3.2%
INDUSTRIALS — 3.2%
Assa Abloy, Cl B	427,426	16,107,363
Atlas Copco, Cl A	644,994	10,807,562
		26,914,925
Switzerland — 5.4%
FINANCIALS — 1.7%
Chubb	50,022	13,853,093

HEALTH CARE — 3.7%
Alcon	184,300	13,736,802
Novartis	139,931	17,318,094
		31,054,896
		44,907,989
Taiwan — 3.9%
INFORMATION TECHNOLOGY — 3.9%
Taiwan Semiconductor Manufacturing ADR	109,005	32,748,372

United Kingdom — 19.4%
CONSUMER DISCRETIONARY — 3.6%
Compass Group PLC	457,924	15,157,187
InterContinental Hotels Group PLC	126,993	15,318,796
		30,475,983
CONSUMER STAPLES — 1.2%
Diageo PLC	452,061	10,398,180

ENERGY — 2.7%
Shell PLC	598,338	22,431,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND OCTOBER 31, 2025

COMMON STOCK (continued)	Shares	Value
United Kingdom (continued)
FINANCIALS — 5.2%
Lloyds Banking Group PLC	19,918,435	$23,354,111
London Stock Exchange Group PLC	160,136	19,957,137
		43,311,248
HEALTH CARE — 2.1%
AstraZeneca PLC	108,809	17,947,870

INDUSTRIALS — 4.6%
BAE Systems PLC	878,376	21,637,430
Experian PLC	350,591	16,353,361
		37,990,791
		162,555,385
TOTAL COMMON STOCK
(Cost $582,700,661)		822,435,267

SHORT-TERM INVESTMENT — 1.7%
First American Government Obligations Fund, Cl X, 4.030% (A)	13,865,538	13,865,538
TOTAL SHORT-TERM INVESTMENT
(Cost $13,865,538)		13,865,538
TOTAL INVESTMENTS — 99.9%
(Cost $596,566,199)		$836,300,805

Percentages are based on Net Assets of $836,934,147.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$15,940,297	$—	$15,940,297
Brazil	15,001,518	—	—	15,001,518
Canada	26,384,102	—	—	26,384,102

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND OCTOBER 31, 2025

Investments in Securities	Level 1	Level 2	Level 3	Total
China	$6,046,686	$63,592,511	$—	$69,639,197
Denmark	—	5,616,797	—	5,616,797
France	—	41,030,717	—	41,030,717
Germany	—	61,075,831	—	61,075,831
Hong Kong	—	18,848,437	—	18,848,437
India	23,874,956	—	—	23,874,956
Ireland	9,412,643	9,471,708	—	18,884,351
Israel	18,558,683	—	—	18,558,683
Italy	—	12,499,522	—	12,499,522
Japan	—	112,427,098	—	112,427,098
Mexico	13,049,233	—	—	13,049,233
Netherlands	—	24,241,887	—	24,241,887
Norway	—	7,484,640	—	7,484,640
Singapore	—	25,586,768	—	25,586,768
Spain	—	45,164,562	—	45,164,562
Sweden	—	26,914,925	—	26,914,925
Switzerland	13,853,093	31,054,896	—	44,907,989
Taiwan	32,748,372	—	—	32,748,372
United Kingdom	—	162,555,385	—	162,555,385
Total Common Stock	158,929,286	663,505,981	—	822,435,267
Short-Term Investment
United States	13,865,538	—	—	13,865,538
Total Short-Term Investment	13,865,538	—	—	13,865,538
Total Investments in Securities	$172,794,824	$663,505,981	$—	$836,300,805

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Assets:
Investments at Value (Cost $787,489,321, $544,826,189 and $460,863,946, respectively)	$1,774,993,469	$856,211,200	$640,591,640
Dividends and Interest Receivable	358,355	58,772	2,546,619
Receivable for Capital Shares Sold	148,880	747,865	210,000
Receivable for Investment Securities Sold	–	23,910	–
Cash Collateral Held at Prime Broker for Written Options	–	–	396,205
Reclaim Receivable	36,581	3,798	199,831
Prepaid Expenses	3,683	12,462	10,136
Total Assets	1,775,540,968	857,058,007	643,954,431
Liabilities:
Written Options, at value (Premiums Received $—, $— and $365,243, respectively)	–	–	339,128
Payable for Capital Shares Redeemed	643,213	1,247,614	335,108
Payable Due to Adviser	967,766	550,112	331,504
Payable Due to Administrator	65,257	31,889	24,020
Chief Compliance Officer Fees Payable	3,334	1,626	1,230
Payable Due to Trustees	861	420	317
Other Accrued Expenses	92,949	60,509	63,516
Total Liabilities	1,773,380	1,892,170	1,094,823
Commitments and Contingencies †
Net Assets	$1,773,767,588	$855,165,837	$642,859,608
Net Assets Consist of:
Paid-in Capital	$566,246,295	$468,066,577	$405,421,591
Total Distributable Earnings	1,207,521,293	387,099,260	237,438,017
Net Assets	$1,773,767,588	$855,165,837	$642,859,608
Institutional Class Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	51,321,294	41,367,280	38,741,688
Net Asset Value, Offering and Redemption Price Per Share	$34.56	$20.67	$16.59

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Assets:
Investments at Value (Cost $211,145,604, $218,962,599 and $596,566,199, respectively)	$355,104,961	$357,381,202	$836,300,805
Foreign Currency at Value (Cost $–, $– and $61,347, respectively)	–	–	61,347
Receivable for Capital Shares Sold	232,731	77,470	926,470
Dividends and Interest Receivable	34,001	488,852	1,820,349
Reclaim Receivable	468	7,612	731,819
Prepaid Expenses	15,909	9,151	13,682
Total Assets	355,388,070	357,964,287	839,854,472
Liabilities:
Payable for Investment Securities Purchased	–	–	1,691,877
Payable for Capital Shares Redeemed	900,227	884,161	508,016
Payable Due to Adviser	244,815	244,997	577,983
Payable Due to Administrator	12,980	13,314	30,644
Chief Compliance Officer Fees Payable	655	684	1,569
Payable Due to Trustees	169	177	405
Other Accrued Expenses	43,278	44,687	109,831
Total Liabilities	1,202,124	1,188,020	2,920,325
Commitments and Contingencies †
Net Assets	$354,185,946	$356,776,267	$836,934,147
Net Assets Consist of:
Paid-in Capital	$194,040,330	$215,357,078	$624,234,178
Total Distributable Earnings	160,145,616	141,419,189	212,699,969
Net Assets	$354,185,946	$356,776,267	$836,934,147
Institutional Class Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,285,375	5,741,609	51,973,922
Net Asset Value, Offering and Redemption Price Per Share	$42.75	$62.14	$16.10

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE YEAR ENDED OCTOBER 31, 2025

STATEMENTS OF OPERATIONS

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Investment Income:
Dividends	$20,674,895	$4,887,328	$9,456,124
Interest	—	—	11,471,429
Less: Foreign Taxes Withheld	(10,387)	(15,175)	(61,277)
Total Investment Income	20,664,508	4,872,153	20,866,276
Expenses:
Investment Advisory Fees	11,135,256	6,584,774	4,079,557
Administration Fees	757,878	385,639	298,737
Trustees' Fees	44,598	22,567	17,916
Chief Compliance Officer Fees	9,247	5,184	4,487
Transfer Agent Fees	71,835	51,154	46,406
Custodian Fees	69,113	35,554	30,955
Printing Fees	60,241	25,326	19,819
Legal Fees	50,992	25,513	20,209
Registration and Filing Fees	29,929	29,766	31,397
Audit Fees	25,695	26,625	29,446
Other Expenses	62,955	34,486	31,303
Total Expenses	12,317,739	7,226,588	4,610,232
Less:
Fees Paid Indirectly (Note 4)	(28,638)	(12,752)	(10,057)
Net Expenses	12,289,101	7,213,836	4,600,175
Net Investment Income (Loss)	8,375,407	(2,341,683)	16,266,101
Net Realized Gain on:
Investments	216,234,555	78,388,200	54,082,893
Written Options	—	—	1,337,584
Net Realized Gain	216,234,555	78,388,200	55,420,477
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,946,929)	(15,348,081)	(18,050,230)
Written Options	—	—	(111,182)
Net Change in Unrealized Appreciation (Depreciation)	(7,946,929)	(15,348,081)	(18,161,412)
Net Realized and Unrealized Gain	208,287,626	63,040,119	37,259,065
Net Increase in Net Assets Resulting from Operations	$216,663,033	$60,698,436	$53,525,166

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE YEAR ENDED OCTOBER 31, 2025

STATEMENTS OF OPERATIONS

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Investment Income:
Dividends	$1,762,810	$8,535,496	$16,683,118
Interest	—	—	255
Less: Foreign Taxes Withheld	(241)	(62,435)	(1,206,441)
Total Investment Income	1,762,569	8,473,061	15,476,932
Expenses:
Investment Advisory Fees	2,676,419	2,874,446	5,715,928
Administration Fees	143,332	157,836	306,131
Trustees' Fees	8,088	9,127	16,688
Chief Compliance Officer Fees	3,278	3,382	4,762
Transfer Agent Fees	37,686	38,925	45,959
Registration and Filing Fees	30,093	28,564	31,408
Audit Fees	27,277	27,153	29,862
Custodian Fees	13,288	14,696	170,940
Printing Fees	9,877	10,529	21,068
Legal Fees	9,362	10,489	19,830
Interest Expense	—	—	2,264
Other Expenses	14,963	15,347	28,497
Total Expenses	2,973,663	3,190,494	6,393,337
Less:
Fees Paid Indirectly (Note 4)	(21,162)	(16,453)	(7,643)
Net Expenses	2,952,501	3,174,041	6,385,694
Net Investment Income (Loss)	(1,189,932)	5,299,020	9,091,238
Net Realized Gain (Loss) on:
Investments	25,953,709	17,813,616	(1,142,988)
Foreign Currency Transactions	—	—	(2,912,469)
Net Realized Gain (Loss)	25,953,709	17,813,616	(4,055,457)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,499,238	(6,974,485)	142,010,719
Foreign Currency Translation	—	—	2,600,507
Net Change in Unrealized Appreciation (Depreciation)	8,499,238	(6,974,485)	144,611,226
Net Realized and Unrealized Gain	34,452,947	10,839,131	140,555,769
Net Increase in Net Assets Resulting from Operations	$33,263,015	$16,138,151	$149,647,007

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Disciplined Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$8,375,407	$11,539,633
Net Realized Gain	216,234,555	96,254,145
Net Change in Unrealized Appreciation (Depreciation)	(7,946,929)	347,660,427
Net Increase in Net Assets Resulting from Operations	216,663,033	455,454,205
Distributions:
Institutional Class Shares	(107,002,588)	(72,698,157)
Total Distributions	(107,002,588)	(72,698,157)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	65,086,968	92,491,982
Reinvestment of Dividends and Distributions	96,618,428	64,763,273
Redeemed	(262,481,924)	(190,446,763)
Net Decrease in Net Assets from Capital Share Transactions	(100,776,528)	(33,191,508)
Total Increase in Net Assets	8,883,917	349,564,540

Net Assets:
Beginning of Year	1,764,883,671	1,415,319,131
End of Year	$1,773,767,588	$1,764,883,671

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Mid Cap Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Loss	$(2,341,683)	$(978,310)
Net Realized Gain	78,388,200	52,989,825
Net Change in Unrealized Appreciation (Depreciation)	(15,348,081)	155,336,262
Net Increase in Net Assets Resulting from Operations	60,698,436	207,347,777
Distributions:
Institutional Class Shares	(52,927,441)	(33,487,714)
Total Distributions	(52,927,441)	(33,487,714)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	72,850,165	87,063,354
Reinvestment of Dividends and Distributions	49,458,700	31,226,156
Redeemed	(156,395,511)	(85,128,239)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(34,086,646)	33,161,271
Total Increase (Decrease) in Net Assets	(26,315,651)	207,021,334

Net Assets:
Beginning of Year	881,481,488	674,460,154
End of Year	$855,165,837	$881,481,488

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Income Opportunities Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$16,266,101	$16,421,661
Net Realized Gain	55,420,477	23,598,554
Net Change in Unrealized Appreciation (Depreciation)	(18,161,412)	89,627,538
Net Increase in Net Assets Resulting from Operations	53,525,166	129,647,753
Distributions:
Institutional Class Shares	(37,575,615)	(16,056,676)
Total Distributions	(37,575,615)	(16,056,676)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	40,114,875	67,390,064
Reinvestment of Dividends and Distributions	28,575,644	8,953,229
Redeemed	(141,598,294)	(93,892,149)
Net Decrease in Net Assets from Capital Share Transactions	(72,907,775)	(17,548,856)
Total Increase (Decrease) in Net Assets	(56,958,224)	96,042,221

Net Assets:
Beginning of Year	699,817,832	603,775,611
End of Year	$642,859,608	$699,817,832

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas All Cap Growth Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Loss	$(1,189,932)	$(364,898)
Net Realized Gain	25,953,709	20,991,792
Net Change in Unrealized Appreciation (Depreciation)	8,499,238	72,696,231
Net Increase in Net Assets Resulting from Operations	33,263,015	93,323,125
Distributions:
Institutional Class Shares	(28,805,043)	(2,617,322)
Total Distributions	(28,805,043)	(2,617,322)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	60,174,168	63,399,895
Reinvestment of Dividends and Distributions	28,198,948	2,589,389
Redeemed	(50,193,558)	(31,752,595)
Net Increase in Net Assets from Capital Share Transactions	38,179,558	34,236,689
Total Increase in Net Assets	42,637,530	124,942,492

Net Assets:
Beginning of Year	311,548,416	186,605,924
End of Year	$354,185,946	$311,548,416

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Equity Income Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$5,299,020	$4,955,533
Net Realized Gain	17,813,616	3,507,280
Net Change in Unrealized Appreciation (Depreciation)	(6,974,485)	91,425,252
Net Increase in Net Assets Resulting from Operations	16,138,151	99,888,065
Distributions:
Institutional Shares	(19,155,700)	(4,323,383)
Total Distributions	(19,155,700)	(4,323,383)
Capital Share Transactions:(1)
Institutional Shares
Issued	49,205,346	40,169,561
Reinvestment of Dividends and Distributions	16,781,667	3,756,923
Redeemed	(61,764,593)	(62,916,079)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,222,420	(18,989,595)
Total Increase in Net Assets	1,204,871	76,575,087

Net Assets:
Beginning of Year	355,571,396	278,996,309
End of Year	$356,776,267	$355,571,396

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas International Growth Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$9,091,238	$7,207,020
Net Realized Loss	(4,055,457)	(9,043,773)
Net Change in Unrealized Appreciation (Depreciation)	144,611,226	96,196,094
Net Increase in Net Assets Resulting from Operations	149,647,007	94,359,341
Distributions:
Institutional Class Shares	(6,792,480)	(6,353,603)
Total Distributions	(6,792,480)	(6,353,603)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	172,385,057	102,932,370
Reinvestment of Dividends and Distributions	5,224,866	4,878,254
Redemption Fees (See Note 2)	13,204	83,431
Redeemed	(97,690,232)	(74,591,955)
Net Increase in Net Assets from Capital Share Transactions	79,932,895	33,302,100
Total Increase in Net Assets	222,787,422	121,307,838

Net Assets:
Beginning of Year	614,146,725	492,838,887
End of Year	$836,934,147	$614,146,725

(1)	See Note 6 in the Notes to Financial Statements.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
Institutional Class Shares	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$32.44	$25.56	$25.18	$32.36	$23.69
Income (Loss) from Investment Operations:
Net Investment Income*	0.16	0.21	0.24	0.20	0.15
Net Realized and Unrealized Gain (Loss)	3.94	7.99	1.13	(5.18)	9.19
Total from Investment Operations	4.10	8.20	1.37	(4.98)	9.34

Dividends and Distributions:
Net Investment Income	(0.19)	(0.25)	(0.22)	(0.15)	(0.16)
Net Realized Gains	(1.79)	(1.07)	(0.77)	(2.05)	(0.51)
Total Dividends and Distributions	(1.98)	(1.32)	(0.99)	(2.20)	(0.67)
Net Asset Value, End of Year	$34.56	$32.44	$25.56	$25.18	$32.36
Total Return †	13.26%	32.94%	5.73%	(16.61)%	40.11%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$1,773,768	$1,764,884	$1,415,319	$1,449,826	$1,811,974
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.71%	0.72%	0.72%	0.72%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.71%	0.72%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.69%	0.91%	0.72%	0.54%
Portfolio Turnover Rate	19%	14%	10%	13%	19%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
Institutional Class Shares	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$20.47	$16.33	$16.78	$23.66	$17.34
Income (Loss) from Investment Operations:
Net Investment Loss*	(0.05)	(0.02)	—	(0.05)	(0.09)
Net Realized and Unrealized Gain (Loss)	1.49	4.97	(0.19)	(4.55)	6.91
Total from Investment Operations	1.44	4.95	(0.19)	(4.60)	6.82

Dividends and Distributions:
Net Realized Gains	(1.24)	(0.81)	(0.26)	(2.28)	(0.50)
Total Dividends and Distributions	(1.24)	(0.81)	(0.26)	(2.28)	(0.50)
Net Asset Value, End of Year	$20.67	$20.47	$16.33	$16.78	$23.66
Total Return †	7.29%	30.85%	(1.15)%	(21.53)%	39.86%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$855,166	$881,481	$674,460	$681,656	$950,136
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.82%	0.83%	0.83%	0.83%	0.83%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.82%	0.83%	0.83%	0.83%	0.83%
Ratio of Net Investment Loss to Average Net Assets	(0.27)%	(0.12)%	(0.03)%	(0.27)%	(0.41)%
Portfolio Turnover Rate	24%	20%	32%	20%	26%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
Institutional Class Shares	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.18	$13.61	$13.31	$15.81	$12.72
Income (Loss) from Investment Operations:
Net Investment Income*	0.38	0.37	0.34	0.29	0.26
Net Realized and Unrealized Gain (Loss)	0.91	2.57	0.29	(2.15)	3.09
Total from Investment Operations	1.29	2.94	0.63	(1.86)	3.35

Dividends and Distributions:
Net Investment Income	(0.35)	(0.37)	(0.33)	(0.30)	(0.26)
Net Realized Gains	(0.53)	—	—	(0.34)	—
Total Dividends and Distributions	(0.88)	(0.37)	(0.33)	(0.64)	(0.26)
Net Asset Value, End of Year	$16.59	$16.18	$13.61	$13.31	$15.81
Total Return †	8.30%	21.70%	4.69%	(12.21)%	26.51%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$642,860	$699,818	$603,776	$609,294	$672,173
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)(1)	0.68%	0.68%	0.69%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)(1)	0.68%	0.68%	0.69%	0.69%	0.68%
Ratio of Net Investment Income to Average Net Assets(2)	2.39%	2.42%	2.41%	1.98%	1.78%
Portfolio Turnover Rate	24%	19%	28%	20%	19%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
Institutional Class Shares	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$42.37	$28.87	$28.63	$43.08	$33.85
Income (Loss) from Investment Operations:
Net Investment Loss*	(0.15)	(0.05)	(0.03)	(0.02)	(0.14)
Net Realized and Unrealized Gain (Loss)	4.32	13.95	2.05	(10.02)	12.12
Total from Investment Operations	4.17	13.90	2.02	(10.04)	11.98

Dividends and Distributions:
Net Investment Income	(1.00)	—	—	—	—
Net Realized Gains	(2.79)	(0.40)	(1.78)	(4.41)	(2.75)
Total Dividends and Distributions	(3.79)	(0.40)	(1.78)	(4.41)	(2.75)
Net Asset Value, End of Year	$42.75	$42.37	$28.87	$28.63	$43.08
Total Return †	10.77%	48.49%	7.78%	(26.01)%	37.35%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$354,186	$311,548	$186,606	$203,007	$312,119
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.90%	0.92%	0.92%	0.92%	0.96%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.91%	0.92%	0.92%	0.92%	0.92%
Ratio of Net Investment Loss to Average Net Assets	(0.36)%	(0.14)%	(0.12)%	(0.07)%	(0.37)%
Portfolio Turnover Rate	70%	46%	44%	57%	66%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
Institutional Class Shares	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$62.71	$46.15	$48.27	$58.99	$43.35
Income (Loss) from Investment Operations:
Net Investment Income*	0.89	0.87	1.03	0.78	0.42
Net Realized and Unrealized Gain (Loss)	1.87	16.46	(1.51)	(7.52)	18.46
Total from Investment Operations	2.76	17.33	(0.48)	(6.74)	18.88

Dividends and Distributions:
Net Investment Income	(2.85)	(0.77)	(0.83)	(0.89)	(0.71)
Net Realized Gains	(0.48)	—	(0.68)	(3.09)	(2.53)
Return of Capital	—	—	(0.13)	—	—

Total Dividends and Distributions	(3.33)	(0.77)	(1.64)	(3.98)	(3.24)
Net Asset Value, End of Year	$62.14	$62.71	$46.15	$48.27	$58.99
Total Return †	4.68%	37.70%	(1.03)%	(12.16)%	45.57%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$356,776	$355,571	$278,996	$309,495	$220,298
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.88%	0.89%	0.90%	0.90%	0.95%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.89%	0.89%	0.90%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.54%	2.13%	1.51%	0.81%
Portfolio Turnover Rate	29%	17%	27%	23%	30%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
Institutional Class Shares	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$13.14	$11.18	$9.85	$13.34	$10.66
Income (Loss) from Investment Operations:
Net Investment Income*	0.19	0.16	0.16	0.17	0.07
Net Realized and Unrealized Gain (Loss)	2.92	1.94	1.34	(3.41)	2.64

Total from Investment Operations	3.11	2.10	1.50	(3.24)	2.71

Dividends and Distributions:
Net Investment Income	(0.15)	(0.14)	(0.17)	(0.04)	(0.03)
Net Realized Gains	—	—	—	(0.21)	—

Total Dividends and Distributions	(0.15)	(0.14)	(0.17)	(0.25)	(0.03)

Redemption Fees	— (1)	—	—	—	—
Net Asset Value, End of Year	$16.10	$13.14	$11.18	$9.85	$13.34
Total Return †	23.93%	18.89%	15.22%	(24.69)%	25.46%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$836,934	$614,147	$492,839	$333,970	$415,395
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.92%	0.92%	0.94%	0.94%	0.94%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92%	0.92%	0.94%	0.94%	0.94%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.23%	1.38%	1.44%	0.53%
Portfolio Turnover Rate	16%	12%	13%	14%	13%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Less than $0.005 per share.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 27 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), CIBC Atlas Equity Income Fund (the “Equity Income Fund”), and the CIBC Atlas International Growth Fund (the “International Growth Fund”), (each a “Fund” and collectively the “Funds”). Each Fund except for the CIBC Atlas Disciplined Equity Fund, is classified as a “diversified” investment company under the 1940 Act. The CIBC Atlas Disciplined Equity Fund is classified as a “non-diversified” fund. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The investment objective of the International Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”) of foreign issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third- party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2025, there were no securities which were fair valued by the Committee.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confident interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held. Such securities are classified as Level 2 in the fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Written/Purchased Options — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the written or purchased option. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

For the year ended October 31, 2025, the average quarterly balances for written options were as follows:

Average Market Value Balance Short for Written Options:	$(209,147)

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written options are reported on the Statement of Operations as net realized gain or loss on written options and net change in unrealized depreciation or appreciation on written options. Written options transactions entered into during the year ended October 31, 2025, are subject to equity risk. See Note 8.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector. MLPs generally have two classes of owners, the general partner and limited partners.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Redemption Fees — The International Growth Fund imposes a 1.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase (subject to certain exceptions as disclosed in the Fund’s prospectus). For the year ended October 31, 2025, the Fund collected $ 13,204 in redemption fees.

Segment Reporting — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2025, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth Fund incurred $757,878, $385,639, $298,737, $143,332, $157,836 and $306,131 respectively, for these services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. For the year ended October 31, 2025, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund, Equity Income Fund and International Growth Fund earned credits of $28,638, $12,752, $10,057, $21,162, $16,453 and $7,643, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $ 2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund, 0.80% of the average daily net assets of the Equity Income Fund and 0.82% of the average daily net assets of the International Growth Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10%, 1.10%, and 1.21% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively, until February 28, 2026. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the year ended October 31, 2025. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the All Cap Growth Fund and Equity Income Fund) prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of October 31, 2025, there are no previously waived fees that are eligible to be recaptured from the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

6. Capital Share Transactions:

Capital Share Transactions were as follows:

	Disciplined Equity Fund
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	2,038,235	65,086,968	3,137,195	92,491,982
Reinvestment of Dividends and Distributions	3,051,057	96,618,428	2,327,103	64,763,273
Redeemed	(8,165,281)	(262,481,924)	(6,430,681)	(190,446,763)
Net Decrease in Shares Outstanding from Share Transactions	(3,075,989)	(100,776,528)	(966,383)	(33,191,508)

	Mid Cap Equity Fund
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	3,655,387	72,850,165	4,461,202	87,063,354
Reinvestment of Dividends and Distributions	2,499,176	49,458,700	1,681,538	31,226,156
Redeemed	(7,845,069)	(156,395,511)	(4,383,312)	(85,128,239)
Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(1,690,506)	(34,086,646)	1,759,428	33,161,271

	Income Opportunities Fund
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	2,512,168	40,114,875	4,380,692	67,390,064
Reinvestment of Dividends and Distributions	1,794,346	28,575,644	575,402	8,953,229
Redeemed	(8,810,763)	(141,598,294)	(6,073,413)	(93,892,149)
Net Decrease in Shares Outstanding from Share Transactions	(4,504,249)	(72,907,775)	(1,117,319)	(17,548,856)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

	All Cap Growth Fund
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	1,483,149	60,174,168	1,641,487	63,399,895
Reinvestment of Dividends and Distributions	715,091	28,198,948	75,295	2,589,389
Redeemed	(1,266,424)	(50,193,558)	(827,663)	(31,752,595)
Net Increase in Shares Outstanding from Share Transactions	931,816	38,179,558	889,119	34,236,689

	Equity Income Fund
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	813,456	49,205,346	693,066	40,169,561
Reinvestment of Dividends and Distributions	282,544	16,781,667	65,178	3,756,923
Redeemed	(1,024,507)	(61,764,593)	(1,133,901)	(62,916,079)
Net Increase/(Decrease) in Shares Outstanding from Share Transactions	71,493	4,222,420	(375,657)	(18,989,595)

	International Growth Fund
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	11,781,392	172,385,057	8,089,258	102,932,370
Reinvestment of Dividends and Distributions	405,343	5,224,866	394,362	4,878,254
Redemption Fees	—	13,204	—	—
Redeemed	(6,934,336)	(97,690,232)	(5,839,252)	(74,508,524)
Net Increase in Shares Outstanding from Share Transactions	5,252,399	79,932,895	2,644,368	33,302,100

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the year ended October 31, 2025, are as follows:

	Purchases	Sales	U.S.Government Purchases	U.S.Government Sales
Disciplined Equity Fund	$329,701,542	$544,928,289	$—	$—
Mid Cap Equity Fund	210,521,957	293,346,741	—	—
Income Opportunities Fund	143,890,987	234,847,173	16,120,000	20,335,312
All Cap Growth Fund	232,290,189	220,767,004	—	—
Equity Income Fund	101,008,760	101,200,544	—	—
International Growth Fund	190,056,278	111,690,067	—	—

8. Derivative Transactions:

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of October 31, 2025 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Income Opportunities Fund
Equity contracts	Investments, at value	$—	Equity contracts	Written Options, at value	$339,128
Total Derivatives not accounted for as hedging instruments		$—			$339,128

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2025:

Amount of realized gain or (loss) on derivatives recognized in income:

Written Options
Income Opportunities Fund
Equity contracts	$1,337,584

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Written Options
Income Opportunities Fund
Equity contracts	$(111,182)

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to foreign currency gain/(loss), REITs capital gain, paydown gain/(loss), net operating losses, reclassification of distributions, investments in PFICs, perpetual bond adjustments, and partnership investments.

The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings/(Accumulated Losses) as of October 31, 2025, are primarily attributable to net operating losses, and partnership investments that have been reclassified to/(from) the following accounts for the year ended October 31, 2025.

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
Mid Cap Equity Fund	$1,373,308	$(1,373,308)
Equity Income Fund	2,661	(2,661)

The tax character of dividends and distributions paid during the years ended October 31, 2025 and October 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Disciplined Equity Fund
2025	$10,463,696	$96,538,892	$—	$107,002,588
2024	13,864,925	58,833,232	—	72,698,157
Mid Cap Equity Fund
2025	—	52,927,441	—	52,927,441
2024	—	33,487,714	—	33,487,714
Income Opportunities Fund
2025	17,491,196	20,084,419	—	37,575,615
2024	16,056,676	—	—	16,056,676

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
All Cap Growth Fund
2025	$7,463,036	$21,342,007	$—	$28,805,043
2024	653	2,616,669	—	2,617,322
Equity Income Fund
2025	16,241,403	2,914,297	—	19,155,700
2024	4,323,383	—	—	4,323,383
International Growth Fund
2025	6,792,480	—	—	6,792,480
2024	6,353,603	—	—	6,353,603

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Disciplined Equity Fund	$5,870,000	$215,430,628	$—	$—	$986,220,662	$3	$1,207,521,293
Mid Cap Equity Fund	—	78,539,886	(2,281,646)	—	310,840,799	221	387,099,260
Income Opportunities Fund	3,057,587	55,080,915	—	—	179,299,517	(2)	237,438,017
All Cap Growth Fund	—	17,026,937	(710,756)	—	143,829,440	(5)	160,145,616
Equity Income Fund	316,839	5,323,132	—	—	135,779,288	(70)	141,419,189
International Growth Fund	6,142,973	—	—	(34,734,035)	241,291,028	3	212,699,969

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2025 through October 31, 2025. The funds can elect to treat them as arising in the first date of the following fiscal year.

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
International Growth Fund	$24,733,824	$10,000,211	$34,734,035

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales, investment in Partnerships, and perpetual bonds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at October 31, 2025, were as follows:

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Disciplined Equity Fund	$788,772,807	$996,877,947	$(10,657,285)	$986,220,662
Mid Cap Equity Fund	545,370,401	334,806,922	(23,966,123)	310,840,799
Income Opportunities Fund	461,318,239	185,691,026	(6,391,509)	179,299,517
All Cap Growth Fund	211,275,521	145,716,237	(1,886,797)	143,829,440
Equity Income Fund	221,601,914	142,763,311	(6,984,023)	135,779,288
International Growth Fund	597,590,367	258,833,239	(17,542,211)	241,291,028

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Securities Risk (Disciplined Equity Fund) — The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Foreign Currency Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Small- and Mid-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The small-and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and midsized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stock Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Management Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Convertible Securities Risk (Mid Cap Equity Fund, Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such as ETFs and closed end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large-Capitalization Company Risk (Disciplined Equity, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

REIT Risk (Equity Income Fund, International Growth Fund) — REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs may concentrate their investments in specific geographic areas or in specific property types, and are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes and losses from casualty or condemnation; and other factors outside the control of the issuer of the security.

Foreign Issuer Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in foreign issuers, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign issuers are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Foreign Company Risk (Mid Cap Equity Fund, Income Opportunities Fund) — Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Mid-Capitalization Company Risk (Mid Cap Equity Fund) — The mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, the mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Micro-Capitalization Company Risk (All Cap Growth Fund and Equity Income Fund) — Micro -capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro- capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Sector Focus Risk (Equity Income Fund) — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Information Technology Sector Risk (Equity Income Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Financials Sector Risk (Equity Income Fund) — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

American Depositary Receipts Risk (International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Non-Diversified Risk (Disciplined Equity Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

11. Line of Credit:

The Funds entered into an agreement on July 28, 2025, which enables them to participate in a $30 million uncommitted revolving line of credit with the Custodian. The agreement expires on July 27, 2026. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. For the year ended October 31, 2025, the International Growth Fund had average borrowings of $ 434,600 over a period of five days at a weighted average interest rate of 4.562%. Interest accrued on the borrowings was $255. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. As of October 31, 2025, there were no borrowings outstanding in the Funds.

12. Concentration of Shareholders:

At October 31, 2025, the percentage of total shares outstanding held by shareholders owning 10% or greater for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Disciplined Equity Fund	4	87%
Mid Cap Equity Fund	4	90%
Income Opportunities Fund	5	98%
All Cap Growth Fund	2	90%
Equity Income Fund	2	84%
International Growth Fund	4	89%

13. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

15. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of CIBC Atlas Disciplined Equity Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas Income Opportunities Fund, CIBC Atlas All Cap Growth Fund, CIBC Atlas Equity Income Fund and CIBC Atlas International Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of CIBC Atlas Disciplined Equity Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas Income Opportunities Fund, CIBC Atlas All Cap Growth Fund, CIBC Atlas Equity Income Fund and CIBC Atlas International Growth Fund (collectively referred to as the “Funds”) (six of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

We have served as the auditor of one or more CIBC Private Wealth Advisors, Inc. investment companies since 2013.

Philadelphia, Pennsylvania

December 22, 2025

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)
Disciplined Equity Fund	0.00%	90.22%	9.78%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Mid Cap Equity Fund	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Income Opportunities Fund	0.00%	53.45%	46.55%	100.00%	31.86%	35.25%	0.00%	0.00%	100.00%	0.00%
All Cap Growth Fund	0.00%	74.09%	25.91%	100.00%	22.57%	22.80%	0.00%	0.00%	0.00%	0.00%
Equity Income Fund	0.00%	15.21%	84.79%	100.00%	46.70%	50.08%	0.00%	0.00%	0.00%	0.00%
International Growth Fund(7)	0.00%	0.00%	100.00%	100.00%	1.06%	100.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of “Ordinary Income Distributions” (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions” (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Funds to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary income that qualified for 20% Business Income Deduction.

(7)	The International Growth Fund accrued foreign taxes during the fiscal year ended October 31, 2025, amounted to $1,114,175 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 for the year ending December 31, 2025. In addition, for the fiscal year ended October 31, 2025, the gross income derived from sources within foreign countries amounted to 8,510,980.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 19–20, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
OCTOBER 31, 2025

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

181 West Madison Street, 36th Floor

Chicago, IL 60602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-AR-001-1200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 9, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 9, 2026